Investment portfolio (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investment Portfolio Details [Abstract]
Equities	$ 37,768	$ 11,504
Other	0	1,016
Total	$ 37,768	$ 12,520